Cover	Oct. 14, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Oct. 14, 2026
Registrant Name	CIRCLE8 GROUP, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-40760
Entity Tax Identification Number	46-5319744
City Area Code	(201)
Local Phone Number	899-4470
Entity Address, Address Line Two	Suite 2230
Entity Address, City or Town	Englewood Cliffs
Entity Address, Address Line One	270 Sylvan Avenue
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	07632
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Central Index Key	0001605888
Amendment Flag	false
Title of 12(b) Security	0.00001
Security Exchange Name	NASDAQ
Trading Symbol	CIRC